Operating Segment Information - Schedule of segment assets and liabilities (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Segment assets	$ 6,686,838,043	$ 10,526,290,287
Segment liabilities	897,964,869	802,114,692
Operating segments [member]
Disclosure of operating segments [line items]
Segment assets	3,993,450,814	3,567,671,602
Operating segments [member] | Investment Banking [member]
Disclosure of operating segments [line items]
Segment assets	54,763,265	21,976,920
Operating segments [member] | Asset Management [member]
Disclosure of operating segments [line items]
Segment assets	182,765,945	265,452,001
Segment liabilities	155,651,880	249,257,201
Operating segments [member] | Strategic Investment [member]
Disclosure of operating segments [line items]
Segment assets	3,755,921,604	3,280,242,681
Unallocated amounts [member]
Disclosure of operating segments [line items]
Segment assets	2,693,387,229	6,958,618,685
Segment liabilities	$ 742,312,989	$ 552,857,491